iShares
®
Russell 1000 ETF
Schedule of Investments
(unaudited)
December 31, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .8%
Axon Enterprise, Inc.
(a)
..................... 53,175 $ 31,602,966
Boeing Co. (The)
(a)
........................ 525,344 92,985,888
BWX Technologies, Inc. .................... 66,881 7,449,875
Curtiss-Wright Corp. ....................... 27,992 9,933,521
General Dynamics Corp. .................... 203,075 53,508,232
General Electric Co ....................... 799,203 133,299,068
HEICO Corp. ........................... 32,615 7,753,890
HEICO Corp. , Class A ...................... 59,814 11,130,189
Hexcel Corp. ............................ 61,999 3,887,337
Howmet Aerospace, Inc. .................... 299,992 32,810,125
Huntington Ingalls Industries, Inc. .............. 28,869 5,455,375
L3Harris Technologies, Inc. .................. 140,079 29,455,812
Loar Holdings, Inc.
(a) (b)
...................... 22,386 1,654,549
Lockheed Martin Corp. ..................... 156,609 76,102,578
Northrop Grumman Corp. ................... 102,579 48,139,299
RTX Corp. ............................. 987,322 114,252,902
Spirit AeroSystems Holdings, Inc. , Class A
(a)
....... 86,807 2,958,383
Standardaero, Inc.
(a) (b)
...................... 51,467 1,274,323
Textron, Inc. ............................ 137,794 10,539,863
TransDigm Group, Inc. ..................... 40,303 51,075,186
Woodward, Inc. .......................... 44,727 7,443,467
732,712,828
a
Air Freight & Logistics  —  0 .3%
CH Robinson Worldwide, Inc. ................ 85,582 8,842,332
Expeditors International of Washington, Inc. ....... 104,451 11,570,037
FedEx Corp. ............................ 168,508 47,406,356
GXO Logistics, Inc.
(a) (b)
..................... 86,166 3,748,221
United Parcel Service, Inc. , Class B ............ 540,246 68,125,021
139,691,967
a
Automobile Components  —  0 .1%
Aptiv PLC
(a)
............................. 174,603 10,559,989
BorgWarner, Inc. ......................... 172,219 5,474,842
Gentex Corp. ........................... 172,346 4,951,501
Lear Corp. ............................. 41,220 3,903,534
QuantumScape Corp. , Class A
(a) (b)
............. 259,737 1,348,035
26,237,901
a
Automobiles  —  2 .3%
Ford Motor Co. .......................... 2,905,854 28,767,955
General Motors Co. ....................... 811,766 43,242,775
Harley-Davidson, Inc. ...................... 93,359 2,812,907
Lucid Group, Inc.
(a) (b)
....................... 732,168 2,211,147
Rivian Automotive, Inc. , Class A
(a) (b)
............. 608,857 8,097,798
Tesla, Inc.
(a)
............................. 2,063,756 833,427,223
Thor Industries, Inc. ....................... 38,407 3,675,934
922,235,739
a
Banks  —  3 .5%
Bank of America Corp. ..................... 4,944,127 217,294,382
Bank OZK ............................. 78,113 3,478,372
BOK Financial Corp. ....................... 16,775 1,785,699
Citigroup, Inc. ........................... 1,405,210 98,912,732
Citizens Financial Group, Inc. ................ 332,392 14,545,474
Columbia Banking System, Inc. ............... 152,962 4,131,504
Comerica, Inc. ........................... 95,452 5,903,706
Commerce Bancshares, Inc. ................. 92,865 5,786,418
Cullen/Frost Bankers, Inc. ................... 43,348 5,819,469
East West Bancorp, Inc. .................... 103,580 9,918,821
Fifth Third Bancorp ....................... 505,485 21,371,906
First Citizens BancShares, Inc. , Class A .......... 8,857 18,715,018
First Hawaiian, Inc. ....................... 94,087 2,441,558
Security Shares Value
a
Banks (continued)
First Horizon Corp. ........................ 398,574 $ 8,027,280
FNB Corp. ............................. 269,098 3,977,268
Huntington Bancshares, Inc. ................. 1,075,344 17,495,847
JPMorgan Chase & Co. .................... 2,086,049 500,046,806
KeyCorp ............................... 684,783 11,737,181
M&T Bank Corp. ......................... 123,319 23,185,205
NU Holdings, Ltd. , Class A
(a)
................. 2,354,851 24,396,256
Pinnacle Financial Partners, Inc. ............... 55,125 6,305,749
PNC Financial Services Group, Inc. (The) ........ 295,240 56,937,034
Popular, Inc. ............................ 51,650 4,858,199
Prosperity Bancshares, Inc. .................. 67,512 5,087,029
Regions Financial Corp. .................... 679,822 15,989,413
Synovus Financial Corp. .................... 105,775 5,418,853
TFS Financial Corp. ....................... 43,936 551,836
Truist Financial Corp. ...................... 988,319 42,873,278
U.S. Bancorp ........................... 1,154,248 55,207,682
Webster Financial Corp. .................... 127,334 7,031,383
Wells Fargo & Co. ........................ 2,473,570 173,743,557
Western Alliance Bancorp ................... 79,122 6,609,852
Wintrust Financial Corp. .................... 48,968 6,106,799
Zions Bancorp NA ........................ 109,052 5,916,071
1,391,607,637
a
Beverages  —  1 .1%
Boston Beer Co., Inc. (The) , Class A
(a)
........... 6,907 2,071,962
Brown-Forman Corp. , Class A ................ 36,506 1,375,911
Brown-Forman Corp. , Class B , NVS ............ 127,483 4,841,805
Celsius Holdings, Inc.
(a) (b)
.................... 130,306 3,432,260
Coca-Cola Co. (The) ...................... 2,882,529 179,466,256
Coca-Cola Consolidated, Inc. ................. 4,567 5,754,374
Constellation Brands, Inc. , Class A ............. 117,931 26,062,751
Keurig Dr Pepper, Inc. ..................... 829,978 26,658,893
Molson Coors Beverage Co. , Class B ........... 130,502 7,480,375
Monster Beverage Corp.
(a)
................... 527,118 27,705,322
PepsiCo, Inc. ........................... 1,020,804 155,223,456
440,073,365
a
Biotechnology  —  1 .7%
AbbVie, Inc. ............................ 1,315,574 233,777,500
Alnylam Pharmaceuticals, Inc.
(a)
............... 95,581 22,491,165
Amgen, Inc. ............................ 398,228 103,794,146
Apellis Pharmaceuticals, Inc.
(a) (b)
............... 76,680 2,446,859
Biogen, Inc.
(a)
........................... 108,658 16,615,981
BioMarin Pharmaceutical, Inc.
(a)
............... 138,915 9,130,883
Exact Sciences Corp.
(a) (b)
.................... 135,568 7,617,566
Exelixis, Inc.
(a)
........................... 211,782 7,052,341
Gilead Sciences, Inc. ...................... 927,088 85,635,119
GRAIL, Inc.
(a) (b)
.......................... 20,400 364,140
Incyte Corp.
(a)
........................... 118,141 8,159,999
Ionis Pharmaceuticals, Inc.
(a) (b)
................ 114,412 3,999,843
Moderna, Inc.
(a)
.......................... 239,154 9,944,023
Natera, Inc.
(a)
........................... 83,728 13,254,142
Neurocrine Biosciences, Inc.
(a)
................ 73,896 10,086,804
Regeneron Pharmaceuticals, Inc.
(a)
............. 77,436 55,159,986
Roivant Sciences Ltd.
(a)
..................... 316,145 3,739,995
Sarepta Therapeutics, Inc.
(a)
................. 67,462 8,202,705
Ultragenyx Pharmaceutical, Inc.
(a)
.............. 64,309 2,705,480
United Therapeutics Corp.
(a)
.................. 32,311 11,400,613
Vertex Pharmaceuticals, Inc.
(a)
................ 192,072 77,347,394
Viking Therapeutics, Inc.
(a) (b)
.................. 77,817 3,131,356
696,058,040
a
Broadline Retail  —  4 .0%
Amazon.com, Inc.
(a)
....................... 6,969,916 1,529,129,871
Coupang, Inc.
(a)
.......................... 857,055 18,838,069

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Russell 1000 ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Broadline Retail (continued)
Dillard's, Inc. , Class A
(b)
..................... 2,271 $ 980,482
eBay, Inc. .............................. 355,194 22,004,268
Etsy, Inc.
(a) (b)
............................ 85,925 4,544,573
Kohl's Corp. ............................ 81,545 1,144,892
Macy's, Inc. ............................ 199,874 3,383,867
Nordstrom, Inc. .......................... 69,825 1,686,274
Ollie's Bargain Outlet Holdings, Inc.
(a) (b)
.......... 44,373 4,869,049
1,586,581,345
a
Building Products  —  0 .6%
A O Smith Corp. ......................... 89,766 6,122,939
AAON, Inc. ............................. 50,534 5,946,841
Advanced Drainage Systems, Inc. ............. 52,108 6,023,685
Allegion PLC ............................ 64,706 8,455,780
Armstrong World Industries, Inc. ............... 31,768 4,489,771
AZEK Co., Inc. (The) , Class A
(a) (b)
.............. 107,064 5,082,328
Builders FirstSource, Inc.
(a)
.................. 85,011 12,150,622
Carlisle Companies, Inc. .................... 34,238 12,628,344
Carrier Global Corp. ....................... 621,076 42,394,648
Fortune Brands Innovations, Inc. .............. 91,235 6,234,088
Hayward Holdings, Inc.
(a)
.................... 105,474 1,612,698
Johnson Controls International PLC ............ 496,317 39,174,301
Lennox International, Inc. ................... 23,523 14,332,564
Masco Corp. ............................ 162,841 11,817,371
Owens Corning .......................... 63,820 10,869,822
Simpson Manufacturing Co., Inc. .............. 31,342 5,197,444
Trane Technologies PLC .................... 167,646 61,920,050
Trex Co., Inc.
(a)
.......................... 80,947 5,587,771
260,041,067
a
Capital Markets  —  3 .4%
Affiliated Managers Group, Inc. ............... 23,612 4,366,331
Ameriprise Financial, Inc. ................... 72,147 38,413,227
Ares Management Corp. , Class A .............. 137,544 24,349,414
Bank of New York Mellon Corp. (The) ........... 547,527 42,066,499
BlackRock, Inc.
(c)
......................... 109,418 112,165,486
Blackstone, Inc. .......................... 535,758 92,375,394
Blue Owl Capital, Inc. , Class A ................ 371,207 8,634,275
Carlyle Group, Inc. (The) .................... 162,177 8,188,317
Cboe Global Markets, Inc. ................... 78,360 15,311,544
Charles Schwab Corp. (The) ................. 1,107,697 81,980,655
CME Group, Inc. , Class A ................... 267,220 62,056,501
Coinbase Global, Inc. , Class A
(a)
............... 150,357 37,333,643
Evercore, Inc. , Class A ..................... 26,774 7,421,485
FactSet Research Systems, Inc. ............... 28,145 13,517,481
Franklin Resources, Inc. .................... 210,817 4,277,477
Goldman Sachs Group, Inc. (The) ............. 227,805 130,445,699
Houlihan Lokey, Inc. , Class A ................. 38,471 6,680,874
Interactive Brokers Group, Inc. , Class A .......... 77,891 13,761,003
Intercontinental Exchange, Inc. ............... 421,698 62,837,219
Invesco Ltd. ............................ 272,734 4,767,390
Janus Henderson Group PLC ................ 95,057 4,042,774
Jefferies Financial Group, Inc. ................ 129,291 10,136,414
KKR & Co., Inc. .......................... 500,513 74,030,878
Lazard, Inc. ............................ 80,610 4,149,803
LPL Financial Holdings, Inc. .................. 55,087 17,986,456
MarketAxess Holdings, Inc. .................. 27,554 6,228,306
Moody's Corp. ........................... 116,987 55,378,136
Morgan Stanley .......................... 861,958 108,365,360
Morningstar, Inc. ......................... 19,946 6,717,015
MSCI, Inc. , Class A ....................... 56,807 34,084,768
Nasdaq, Inc. ............................ 304,762 23,561,150
Northern Trust Corp. ....................... 146,999 15,067,398
Raymond James Financial, Inc. ............... 136,496 21,201,924
Robinhood Markets, Inc. , Class A
(a)
............. 498,665 18,580,258
Security Shares Value
a
Capital Markets (continued)
S&P Global, Inc. ......................... 232,350 $ 115,717,271
SEI Investments Co. ....................... 75,419 6,220,559
State Street Corp. ........................ 217,278 21,325,836
Stifel Financial Corp. ...................... 73,460 7,792,637
T Rowe Price Group, Inc. ................... 162,315 18,356,203
TPG, Inc. , Class A ........................ 62,161 3,906,197
Tradeweb Markets, Inc. , Class A ............... 86,645 11,343,563
Virtu Financial, Inc. , Class A .................. 62,437 2,227,752
XP, Inc. , Class A ......................... 301,870 3,577,160
1,360,947,732
a
Chemicals  —  1 .3%
Air Products and Chemicals, Inc. .............. 165,139 47,896,916
Albemarle Corp. ......................... 86,735 7,466,149
Ashland, Inc. ............................ 37,214 2,659,313
Axalta Coating Systems Ltd.
(a)
................ 160,979 5,508,701
Celanese Corp. .......................... 80,372 5,562,546
CF Industries Holdings, Inc. .................. 128,798 10,989,045
Chemours Co. (The) ....................... 108,858 1,839,700
Corteva, Inc. ............................ 517,651 29,485,401
Dow, Inc. .............................. 520,840 20,901,309
DuPont de Nemours, Inc. ................... 309,485 23,598,231
Eastman Chemical Co. ..................... 87,607 8,000,271
Ecolab, Inc. ............................ 184,902 43,326,237
Element Solutions, Inc. ..................... 167,590 4,261,814
FMC Corp. ............................. 91,756 4,460,259
Huntsman Corp. ......................... 124,668 2,247,764
International Flavors & Fragrances, Inc. .......... 189,427 16,016,053
Linde PLC ............................. 356,747 149,359,267
LyondellBasell Industries N.V. , Class A .......... 192,675 14,309,972
Mosaic Co. (The) ......................... 236,704 5,818,184
NewMarket Corp. ......................... 5,046 2,666,054
Olin Corp. .............................. 84,998 2,872,932
PPG Industries, Inc. ....................... 172,852 20,647,171
RPM International, Inc. ..................... 93,588 11,516,939
Scotts Miracle-Gro Co. (The) , Class A ........... 32,563 2,160,230
Sherwin-Williams Co. (The) .................. 174,286 59,245,040
Westlake Corp. .......................... 24,149 2,768,683
505,584,181
a
Commercial Services & Supplies  —  0 .6%
Cintas Corp. ............................ 256,876 46,931,245
Clean Harbors, Inc.
(a)
...................... 38,192 8,789,507
Copart, Inc.
(a)
........................... 645,630 37,052,706
MSA Safety, Inc. ......................... 28,057 4,651,009
RB Global, Inc. .......................... 136,470 12,310,959
Republic Services, Inc. ..................... 151,917 30,562,662
Rollins, Inc. ............................. 206,758 9,583,233
Tetra Tech, Inc. .......................... 195,065 7,771,390
Veralto Corp. ............................ 182,765 18,614,615
Vestis Corp. ............................ 103,900 1,583,436
Waste Management, Inc. .................... 298,164 60,166,513
238,017,275
a
Communications Equipment  —  0 .9%
Arista Networks, Inc.
(a)
..................... 765,417 84,601,541
Ciena Corp.
(a)
........................... 106,515 9,033,537
Cisco Systems, Inc. ....................... 2,963,625 175,446,600
F5, Inc.
(a)
.............................. 43,544 10,950,010
Juniper Networks, Inc. ..................... 239,792 8,980,210
Lumentum Holdings, Inc.
(a) (b)
................. 50,355 4,227,302
Motorola Solutions, Inc. .................... 122,517 56,631,033
Ubiquiti, Inc.
(b)
........................... 3,087 1,024,668
350,894,901
a

iShares
®
Russell 1000 ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Construction & Engineering  —  0 .2%
AECOM ............................... 101,242 $ 10,814,670
API Group Corp.
(a)
........................ 168,204 6,050,298
Comfort Systems USA, Inc. .................. 26,016 11,032,345
EMCOR Group, Inc. ....................... 34,527 15,671,805
Everus Construction Group, Inc.
(a)
.............. 38,279 2,516,844
MasTec, Inc.
(a)
........................... 45,748 6,228,133
Quanta Services, Inc. ...................... 107,399 33,943,454
Valmont Industries, Inc. ..................... 14,516 4,451,622
WillScot Holdings Corp. , Class A
(a) (b)
............ 138,653 4,637,943
95,347,114
a
Construction Materials  —  0 .3%
CRH PLC .............................. 508,472 47,043,829
Eagle Materials, Inc.
(b)
...................... 24,394 6,019,464
Martin Marietta Materials, Inc. ................ 45,370 23,433,605
Vulcan Materials Co.
(b)
..................... 97,932 25,191,048
101,687,946
a
Consumer Finance  —  0 .6%
Ally Financial, Inc. ........................ 203,237 7,318,564
American Express Co. ..................... 416,621 123,648,947
Capital One Financial Corp. .................. 280,240 49,972,397
Credit Acceptance Corp.
(a) (b)
.................. 4,560 2,140,738
Discover Financial Services .................. 185,911 32,205,362
OneMain Holdings, Inc. ..................... 85,925 4,479,270
SLM Corp. ............................. 156,257 4,309,568
SoFi Technologies, Inc.
(a)
.................... 762,333 11,739,928
Synchrony Financial ....................... 291,515 18,948,475
254,763,249
a
Consumer Staples Distribution & Retail  —  1 .9%
Albertsons Companies, Inc. , Class A ............ 306,826 6,026,063
BJ's Wholesale Club Holdings, Inc.
(a) (b)
........... 98,193 8,773,545
Casey's General Stores, Inc.
(b)
................ 27,384 10,850,362
Costco Wholesale Corp. .................... 329,187 301,624,172
Dollar General Corp. ...................... 163,042 12,361,844
Dollar Tree, Inc.
(a)
......................... 149,321 11,190,116
Grocery Outlet Holding Corp.
(a)
................ 68,746 1,073,125
Kroger Co. (The) ......................... 491,534 30,057,304
Maplebear, Inc.
(a)
......................... 127,316 5,273,429
Performance Food Group Co.
(a)
............... 114,312 9,665,080
Sysco Corp. ............................ 368,610 28,183,921
Target Corp. ............................ 342,197 46,258,190
U.S. Foods Holding Corp.
(a)
.................. 170,698 11,515,287
Walgreens Boots Alliance, Inc. ................ 530,913 4,953,418
Walmart, Inc. ............................ 3,222,789 291,178,986
778,984,842
a
Containers & Packaging  —  0 .3%
Amcor PLC ............................. 1,068,701 10,056,476
AptarGroup, Inc. ......................... 49,189 7,727,592
Avery Dennison Corp. ...................... 59,274 11,091,944
Ball Corp. .............................. 219,036 12,075,455
Berry Global Group, Inc. .................... 86,315 5,581,991
Crown Holdings, Inc. ...................... 86,497 7,152,437
Graphic Packaging Holding Co. ............... 219,939 5,973,543
International Paper Co. ..................... 254,955 13,721,678
Packaging Corp. of America ................. 65,180 14,673,973
Sealed Air Corp. ......................... 104,029 3,519,301
Silgan Holdings, Inc. ....................... 63,674 3,314,232
Smurfit WestRock PLC ..................... 384,186 20,692,258
Sonoco Products Co. ...................... 74,366 3,632,779
119,213,659
a
Security Shares Value
a
Distributors  —  0 .1%
Genuine Parts Co. ........................ 103,956 $ 12,137,903
LKQ Corp. ............................. 193,756 7,120,533
Pool Corp. ............................. 27,583 9,404,148
28,662,584
a
Diversified Consumer Services  —  0 .1%
ADT, Inc. .............................. 224,640 1,552,262
Bright Horizons Family Solutions, Inc.
(a)
.......... 42,148 4,672,106
Duolingo, Inc. , Class A
(a)
.................... 27,139 8,799,278
Grand Canyon Education, Inc.
(a)
............... 21,724 3,558,391
H&R Block, Inc. .......................... 102,678 5,425,506
Service Corp. International .................. 106,815 8,525,973
32,533,516
a
Diversified REITs  —  0 .0%
WP Carey, Inc. .......................... 161,634 8,805,820
a
Diversified Telecommunication Services  —  0 .6%
AT&T, Inc. .............................. 5,330,361 121,372,320
Frontier Communications Parent, Inc.
(a)
.......... 179,196 6,218,101
Iridium Communications, Inc. ................. 83,194 2,414,290
Liberty Global, Ltd. , Class A
(a)
................ 122,234 1,559,706
Liberty Global, Ltd. , Class C , NVS
(a) (b)
........... 126,781 1,665,902
Verizon Communications, Inc. ................ 3,129,044 125,130,470
258,360,789
a
Electric Utilities  —  1 .4%
Alliant Energy Corp. ....................... 190,207 11,248,842
American Electric Power Co., Inc. .............. 393,053 36,251,278
Constellation Energy Corp. .................. 233,363 52,205,637
Duke Energy Corp. ....................... 573,641 61,804,081
Edison International ....................... 281,951 22,510,968
Entergy Corp. ........................... 315,921 23,953,130
Evergy, Inc. ............................. 165,333 10,176,246
Eversource Energy ....................... 265,661 15,256,911
Exelon Corp. ............................ 739,363 27,829,623
FirstEnergy Corp. ........................ 426,034 16,947,633
IDACORP, Inc. .......................... 36,807 4,022,269
NextEra Energy, Inc. ...................... 1,526,731 109,451,345
NRG Energy, Inc. ......................... 153,804 13,876,197
OGE Energy Corp. ........................ 145,530 6,003,113
PG&E Corp. ............................ 1,581,673 31,918,161
Pinnacle West Capital Corp. ................. 83,711 7,096,181
PPL Corp. ............................. 546,749 17,747,473
Southern Co. (The) ....................... 814,629 67,060,259
Xcel Energy, Inc. ......................... 426,657 28,807,881
564,167,228
a
Electrical Equipment  —  0 .9%
Acuity Brands, Inc. ........................ 22,827 6,668,451
AMETEK, Inc. ........................... 171,512 30,916,753
Eaton Corp. PLC ......................... 293,036 97,249,857
Emerson Electric Co. ...................... 425,178 52,692,310
GE Vernova, Inc. ......................... 202,324 66,550,433
Generac Holdings, Inc.
(a)
.................... 43,906 6,807,625
Hubbell, Inc. ............................ 39,402 16,505,104
nVent Electric PLC ........................ 121,623 8,289,824
Regal Rexnord Corp. ...................... 49,083 7,614,246
Rockwell Automation, Inc. ................... 84,780 24,229,276
Sensata Technologies Holding PLC ............ 112,720 3,088,528
Vertiv Holdings Co. , Class A ................. 264,934 30,099,152
350,711,559
a
Electronic Equipment, Instruments & Components  —  0 .6%
Amphenol Corp. , Class A ................... 878,142 60,986,962
Arrow Electronics, Inc.
(a)
.................... 39,562 4,475,253

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Russell 1000 ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Electronic Equipment, Instruments & Components (continued)
Avnet, Inc. ............................. 64,378 $ 3,368,257
CDW Corp. ............................. 99,413 17,301,839
Cognex Corp. ........................... 127,467 4,570,967
Coherent Corp.
(a)
......................... 92,501 8,762,620
Corning, Inc. ............................ 567,277 26,957,003
Crane NXT Co. .......................... 35,793 2,083,868
Ingram Micro Holding Corp.
(a)
................. 13,147 254,920
IPG Photonics Corp.
(a)
..................... 22,079 1,605,585
Jabil, Inc. .............................. 82,120 11,817,068
Keysight Technologies, Inc.
(a)
................. 129,805 20,850,577
Littelfuse, Inc. ........................... 17,765 4,186,322
TD SYNNEX Corp. ........................ 55,772 6,540,940
Teledyne Technologies, Inc.
(a)
................. 34,312 15,925,229
Trimble, Inc.
(a)
........................... 178,744 12,630,051
Vontier Corp. ............................ 114,828 4,187,777
Zebra Technologies Corp. , Class A
(a)
............ 37,723 14,569,377
221,074,615
a
Energy Equipment & Services  —  0 .3%
Baker Hughes Co. , Class A .................. 736,411 30,207,579
Halliburton Co. .......................... 652,371 17,737,968
NOV, Inc. .............................. 296,155 4,323,863
Schlumberger N.V. ........................ 1,047,897 40,176,371
TechnipFMC PLC ........................ 314,919 9,113,756
Weatherford International PLC ................ 53,400 3,825,042
105,384,579
a
Entertainment  —  1 .6%
Electronic Arts, Inc. ....................... 197,935 28,957,890
Liberty Media Corp.-Liberty Formula One , Class A
(a)
. 15,616 1,312,369
Liberty Media Corp.-Liberty Formula One , Class C
(a)
. 155,602 14,418,081
Liberty Media Corp.-Liberty Live , Class A
(a)
........ 14,317 952,940
Liberty Media Corp.-Liberty Live , Class C , NVS
(a)
... 34,172 2,325,746
Live Nation Entertainment, Inc.
(a)
.............. 117,644 15,234,898
Madison Square Garden Sports Corp. , Class A
(a) (b)
.. 14,075 3,176,446
Netflix, Inc.
(a)
............................ 317,674 283,149,190
Playtika Holding Corp. ..................... 52,251 362,622
ROBLOX Corp. , Class A
(a)
................... 389,782 22,552,786
Roku, Inc. , Class A
(a)
...................... 94,390 7,016,953
Spotify Technology SA
(a)
.................... 108,756 48,655,259
Take-Two Interactive Software, Inc.
(a) (b)
.......... 128,108 23,582,121
TKO Group Holdings, Inc. , Class A
(a)
............ 58,388 8,297,519
Walt Disney Co. (The) ..................... 1,348,331 150,136,657
Warner Bros Discovery, Inc.
(a)
................ 1,796,125 18,985,041
629,116,518
a
Financial Services  —  4 .2%
Affirm Holdings, Inc. , Class A
(a)
................ 192,386 11,716,307
Apollo Global Management, Inc. ............... 387,928 64,070,189
Berkshire Hathaway, Inc. , Class B
(a)
............ 1,359,135 616,068,713
Block, Inc. , Class A
(a)
...................... 414,224 35,204,898
Corpay, Inc.
(a) (b)
.......................... 50,539 17,103,408
Equitable Holdings, Inc. .................... 232,870 10,984,478
Euronet Worldwide, Inc.
(a)
................... 32,589 3,351,453
Fidelity National Information Services, Inc. ........ 405,359 32,740,846
Fiserv, Inc.
(a)
............................ 420,484 86,375,823
Global Payments, Inc. ..................... 190,653 21,364,575
Jack Henry & Associates, Inc. ................ 54,544 9,561,563
Mastercard, Inc. , Class A .................... 605,492 318,833,922
MGIC Investment Corp. .................... 190,483 4,516,352
PayPal Holdings, Inc.
(a)
..................... 744,458 63,539,490
Rocket Companies, Inc. , Class A
(a) (b)
............ 102,535 1,154,544
Shift4 Payments, Inc. , Class A
(a) (b)
.............. 47,689 4,949,164
Toast, Inc. , Class A
(a)
...................... 336,237 12,255,839
UWM Holdings Corp. , Class A ................ 69,071 405,447
Security Shares Value
a
Financial Services (continued)
Visa, Inc. , Class A ........................ 1,169,888 $ 369,731,404
Voya Financial, Inc. ....................... 75,889 5,223,440
Western Union Co. (The) ................... 201,633 2,137,310
WEX, Inc.
(a)
............................. 31,334 5,493,477
1,696,782,642
a
Food Products  —  0 .6%
Archer-Daniels-Midland Co. .................. 354,409 17,904,743
Bunge Global SA ......................... 104,206 8,103,059
Conagra Brands, Inc. ...................... 354,016 9,823,944
Darling Ingredients, Inc.
(a)
................... 116,948 3,939,978
Flowers Foods, Inc. ....................... 136,700 2,824,222
Freshpet, Inc.
(a)
.......................... 34,488 5,108,018
General Mills, Inc. ........................ 413,661 26,379,162
Hershey Co. (The) ........................ 107,805 18,256,777
Hormel Foods Corp. ....................... 216,113 6,779,465
Ingredion, Inc. ........................... 47,763 6,570,278
J M Smucker Co. (The) ..................... 75,887 8,356,676
Kellanova .............................. 194,992 15,788,502
Kraft Heinz Co. (The) ...................... 657,743 20,199,288
Lamb Weston Holdings, Inc. ................. 105,436 7,046,288
McCormick & Co., Inc. , NVS ................. 187,814 14,318,939
Mondelez International, Inc. , Class A ............ 995,377 59,453,868
Pilgrim's Pride Corp.
(a) (b)
.................... 29,173 1,324,162
Post Holdings, Inc.
(a)
....................... 37,561 4,299,232
Seaboard Corp. .......................... 145 352,301
The Campbell's Company ................... 144,292 6,042,949
Tyson Foods, Inc. , Class A .................. 210,469 12,089,339
254,961,190
a
Gas Utilities  —  0 .1%
Atmos Energy Corp. ....................... 114,887 16,000,313
MDU Resources Group, Inc. ................. 153,215 2,760,934
National Fuel Gas Co. ..................... 65,987 4,004,091
UGI Corp. .............................. 154,723 4,367,830
27,133,168
a
Ground Transportation  —  0 .9%
Avis Budget Group, Inc.
(a)
................... 13,158 1,060,666
CSX Corp. ............................. 1,430,858 46,173,788
JB Hunt Transport Services, Inc. .............. 60,904 10,393,877
Knight-Swift Transportation Holdings, Inc. , Class A .. 114,566 6,076,580
Landstar System, Inc. ...................... 26,430 4,542,260
Lyft, Inc. , Class A
(a)
........................ 259,944 3,353,277
Norfolk Southern Corp. ..................... 167,271 39,258,504
Old Dominion Freight Line, Inc. ............... 145,375 25,644,150
Ryder System, Inc. ........................ 31,416 4,927,914
Saia, Inc.
(a)
............................. 19,438 8,858,480
Schneider National, Inc. , Class B
(b)
............. 34,727 1,016,806
Uber Technologies, Inc.
(a)
................... 1,509,193 91,034,522
U-Haul Holding Co.
(a) (b)
..................... 6,605 456,339
U-Haul Holding Co. , Series N , NVS ............. 74,231 4,754,496
Union Pacific Corp. ....................... 453,019 103,306,453
XPO, Inc.
(a)
............................. 83,983 11,014,370
361,872,482
a
Health Care Equipment & Supplies  —  2 .2%
Abbott Laboratories ....................... 1,284,310 145,268,304
Align Technology, Inc.
(a)
..................... 55,458 11,563,548
Baxter International, Inc. .................... 377,501 11,007,929
Becton Dickinson & Co. .................... 214,030 48,556,986
Boston Scientific Corp.
(a)
.................... 1,090,830 97,432,936
Cooper Companies, Inc. (The)
(a)
............... 143,484 13,190,484
Dentsply Sirona, Inc. ...................... 147,203 2,793,913
Dexcom, Inc.
(a)
.......................... 289,550 22,518,304

iShares
®
Russell 1000 ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Health Care Equipment & Supplies (continued)
Edwards Lifesciences Corp.
(a)
................ 442,422 $ 32,752,501
Enovis Corp.
(a) (b)
.......................... 40,771 1,789,031
Envista Holdings Corp.
(a) (b)
................... 122,628 2,365,494
GE HealthCare Technologies, Inc. ............. 337,489 26,384,890
Globus Medical, Inc. , Class A
(a)
............... 82,841 6,851,779
Hologic, Inc.
(a)
........................... 169,356 12,208,874
IDEXX Laboratories, Inc.
(a)
................... 61,155 25,283,923
Inspire Medical Systems, Inc.
(a) (b)
.............. 22,081 4,093,376
Insulet Corp.
(a)
........................... 51,939 13,559,715
Intuitive Surgical, Inc.
(a)
..................... 262,295 136,907,498
Masimo Corp.
(a)
.......................... 31,938 5,279,351
Medtronic PLC .......................... 951,350 75,993,838
Penumbra, Inc.
(a)
......................... 27,789 6,599,332
QuidelOrtho Corp.
(a)
....................... 46,035 2,050,859
ResMed, Inc. ........................... 107,241 24,524,944
Solventum Corp.
(a)
........................ 102,335 6,760,250
STERIS PLC ............................ 73,363 15,080,498
Stryker Corp. ........................... 268,718 96,751,916
Teleflex, Inc. ............................ 35,351 6,291,771
Zimmer Biomet Holdings, Inc. ................ 147,012 15,528,878
869,391,122
a
Health Care Providers & Services  —  2 .0%
Acadia Healthcare Co., Inc.
(a)
................. 67,127 2,661,586
Amedisys, Inc.
(a)
......................... 23,422 2,126,483
Cardinal Health, Inc. ....................... 180,248 21,317,931
Cencora, Inc. ........................... 123,008 27,637,438
Centene Corp.
(a)
......................... 374,521 22,688,482
Chemed Corp. ........................... 11,057 5,857,999
Cigna Group (The) ........................ 202,894 56,027,149
CVS Health Corp. ........................ 933,030 41,883,717
DaVita, Inc.
(a) (b)
.......................... 37,305 5,578,963
Elevance Health, Inc. ...................... 172,306 63,563,683
Encompass Health Corp. ................... 72,565 6,701,378
HCA Healthcare, Inc. ...................... 137,411 41,243,912
Henry Schein, Inc.
(a)
....................... 95,897 6,636,072
Humana, Inc. ........................... 89,186 22,627,380
Labcorp Holdings, Inc. ..................... 61,957 14,207,979
McKesson Corp. ......................... 96,442 54,963,260
Molina Healthcare, Inc.
(a)
.................... 43,092 12,541,927
Premier, Inc. , Class A ...................... 76,141 1,614,189
Quest Diagnostics, Inc. ..................... 81,736 12,330,693
Tenet Healthcare Corp.
(a)
.................... 70,151 8,855,161
UnitedHealth Group, Inc. .................... 682,883 345,443,194
Universal Health Services, Inc. , Class B ......... 42,803 7,679,714
784,188,290
a
Health Care REITs  —  0 .3%
Alexandria Real Estate Equities, Inc. ............ 129,379 12,620,921
Healthcare Realty Trust, Inc. , Class A ........... 278,819 4,725,982
Healthpeak Properties, Inc. .................. 512,240 10,383,105
Medical Properties Trust, Inc.
(b)
................ 433,281 1,711,460
Omega Healthcare Investors, Inc. .............. 200,163 7,576,170
Ventas, Inc. ............................ 310,698 18,297,005
Welltower, Inc. ........................... 457,597 57,670,950
112,985,593
a
Health Care Technology  —  0 .1%
Certara, Inc.
(a)
........................... 85,211 907,497
Doximity, Inc. , Class A
(a)
.................... 91,203 4,869,328
Veeva Systems, Inc. , Class A
(a)
............... 109,283 22,976,751
28,753,576
a
Security Shares Value
a
Hotel & Resort REITs  —  0 .0%
Host Hotels & Resorts, Inc. .................. 520,152 $ 9,113,063
Park Hotels & Resorts, Inc. .................. 153,210 2,155,665
11,268,728
a
Hotels, Restaurants & Leisure  —  2 .1%
Airbnb, Inc. , Class A
(a)
...................... 323,521 42,513,895
Aramark ............................... 193,969 7,236,983
Booking Holdings, Inc. ..................... 24,592 122,183,385
Boyd Gaming Corp. ....................... 50,495 3,662,907
Caesars Entertainment, Inc.
(a)
................ 159,490 5,330,156
Carnival Corp.
(a)
.......................... 761,728 18,982,262
Cava Group, Inc.
(a) (b)
....................... 55,834 6,298,075
Chipotle Mexican Grill, Inc.
(a)
................. 1,011,245 60,978,073
Choice Hotels International, Inc.
(b)
.............. 21,264 3,019,063
Churchill Downs, Inc. ...................... 51,494 6,876,509
Darden Restaurants, Inc. ................... 88,738 16,566,497
Domino's Pizza, Inc. ....................... 25,738 10,803,783
DoorDash, Inc. , Class A
(a)
................... 262,375 44,013,406
DraftKings, Inc. , Class A
(a)
................... 336,503 12,517,912
Dutch Bros, Inc. , Class A
(a)
.................. 81,243 4,255,508
Expedia Group, Inc.
(a) (b)
..................... 93,416 17,406,203
Hilton Worldwide Holdings, Inc. ............... 177,752 43,933,184
Hyatt Hotels Corp. , Class A .................. 32,661 5,127,124
Las Vegas Sands Corp. .................... 260,119 13,359,712
Light & Wonder, Inc.
(a)
...................... 66,761 5,766,815
Marriott International, Inc. , Class A ............. 170,389 47,528,308
Marriott Vacations Worldwide Corp. ............. 26,580 2,386,884
McDonald's Corp. ........................ 535,056 155,107,384
MGM Resorts International
(a)
................. 173,038 5,995,767
Norwegian Cruise Line Holdings Ltd.
(a)
........... 317,637 8,172,800
Penn Entertainment, Inc.
(a) (b)
................. 116,006 2,299,239
Planet Fitness, Inc. , Class A
(a)
................ 64,377 6,364,954
Royal Caribbean Cruises Ltd. ................ 175,616 40,512,855
Starbucks Corp. .......................... 841,249 76,763,971
Texas Roadhouse, Inc. ..................... 49,226 8,881,847
Travel + Leisure Co. ....................... 50,182 2,531,682
Vail Resorts, Inc. ......................... 28,301 5,305,022
Wendy's Co. (The) ........................ 130,125 2,121,038
Wingstop, Inc. ........................... 22,052 6,267,178
Wyndham Hotels & Resorts, Inc. .............. 56,167 5,661,072
Wynn Resorts Ltd. ........................ 76,374 6,580,384
Yum! Brands, Inc. ........................ 208,244 27,938,015
861,249,852
a
Household Durables  —  0 .4%
DR Horton, Inc. .......................... 216,576 30,281,656
Garmin Ltd. ............................. 114,690 23,655,959
Leggett & Platt, Inc. ....................... 101,606 975,418
Lennar Corp. , Class A ...................... 176,367 24,051,168
Lennar Corp. , Class B ..................... 8,411 1,111,513
Mohawk Industries, Inc.
(a)
................... 38,742 4,615,335
Newell Brands, Inc. ....................... 309,469 3,082,311
NVR, Inc.
(a)
............................. 2,150 17,584,635
PulteGroup, Inc. ......................... 152,836 16,643,840
SharkNinja, Inc.
(a)
......................... 48,956 4,766,356
Tempur Sealy International, Inc. ............... 126,407 7,166,013
Toll Brothers, Inc. ......................... 75,540 9,514,263
TopBuild Corp.
(a)
......................... 23,549 7,331,746
Whirlpool Corp. .......................... 39,495 4,521,388
155,301,601
a
Household Products  —  1 .0%
Church & Dwight Co., Inc. ................... 181,234 18,977,012
Clorox Co. (The) ......................... 91,679 14,889,586
Colgate-Palmolive Co. ..................... 601,805 54,710,093

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Russell 1000 ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Household Products (continued)
Kimberly-Clark Corp. ...................... 248,873 $ 32,612,318
Procter & Gamble Co. (The) ................. 1,752,107 293,740,739
Reynolds Consumer Products, Inc. ............. 39,781 1,073,689
Spectrum Brands Holdings, Inc. ............... 19,712 1,665,467
417,668,904
a
Independent Power and Renewable Electricity Producers  —  0 .1%
AES Corp. (The) ......................... 524,849 6,754,807
Brookfield Renewable Corp. , Class A ........... 97,282 2,690,820
Clearway Energy, Inc. , Class A ................ 25,536 624,355
Clearway Energy, Inc. , Class C ............... 61,375 1,595,750
Vistra Corp. ............................ 251,808 34,716,769
46,382,501
a
Industrial Conglomerates  —  0 .4%
3M Co. ................................ 403,734 52,118,022
Honeywell International, Inc. ................. 483,843 109,295,295
161,413,317
a
Industrial REITs  —  0 .3%
Americold Realty Trust, Inc. .................. 211,356 4,523,018
EastGroup Properties, Inc. .................. 35,373 5,677,013
First Industrial Realty Trust, Inc. ............... 97,771 4,901,260
Lineage, Inc. ............................ 45,752 2,679,695
Prologis, Inc. ............................ 684,796 72,382,937
Rexford Industrial Realty, Inc. ................ 163,017 6,302,237
STAG Industrial, Inc. ...................... 137,475 4,649,405
101,115,565
a
Insurance  —  2 .2%
Aflac, Inc. .............................. 414,836 42,910,636
Allstate Corp. (The) ....................... 194,397 37,477,798
American Financial Group, Inc. ............... 53,243 7,290,564
American International Group, Inc. ............. 482,939 35,157,959
Aon PLC , Class A ........................ 145,335 52,198,519
Arch Capital Group Ltd. .................... 266,546 24,615,523
Arthur J Gallagher & Co. .................... 182,361 51,763,170
Assurant, Inc. ........................... 38,139 8,131,998
Assured Guaranty Ltd. ..................... 37,651 3,388,966
Axis Capital Holdings Ltd. ................... 56,911 5,043,453
Brighthouse Financial, Inc.
(a)
................. 47,948 2,303,422
Brown & Brown, Inc. ....................... 175,672 17,922,057
Chubb Ltd. ............................. 300,269 82,964,325
Cincinnati Financial Corp. ................... 112,579 16,177,602
CNA Financial Corp. ....................... 18,264 883,430
Everest Group Ltd. ........................ 31,956 11,582,772
Fidelity National Financial, Inc. ................ 184,734 10,370,967
First American Financial Corp. ................ 75,453 4,711,285
Globe Life, Inc. .......................... 65,735 7,330,767
Hanover Insurance Group, Inc. (The) ........... 26,623 4,117,513
Hartford Financial Services Group, Inc. (The) ...... 216,750 23,712,450
Kemper Corp. ........................... 46,390 3,082,152
Kinsale Capital Group, Inc. .................. 16,093 7,485,337
Lincoln National Corp. ..................... 124,762 3,956,203
Loews Corp. ............................ 132,623 11,231,842
Markel Group, Inc.
(a)
....................... 9,492 16,385,375
Marsh & McLennan Companies, Inc. ............ 365,977 77,737,175
MetLife, Inc. ............................ 435,923 35,693,375
Old Republic International Corp. ............... 184,104 6,662,724
Primerica, Inc. ........................... 25,325 6,873,711
Principal Financial Group, Inc. ................ 169,635 13,131,445
Progressive Corp. (The) .................... 434,022 103,996,011
Prudential Financial, Inc. .................... 265,996 31,528,506
Reinsurance Group of America, Inc. ............ 48,537 10,368,959
RenaissanceRe Holdings Ltd.
(b)
............... 37,595 9,354,012
Security Shares Value
a
Insurance (continued)
RLI Corp. .............................. 31,244 $ 5,149,949
Ryan Specialty Holdings, Inc. , Class A ........... 76,179 4,887,645
Travelers Companies, Inc. (The) ............... 169,015 40,714,023
Unum Group ............................ 122,731 8,963,045
W R Berkley Corp.
(b)
....................... 218,430 12,782,524
White Mountains Insurance Group, Ltd. .......... 1,919 3,732,570
Willis Towers Watson PLC ................... 75,647 23,695,666
887,467,425
a
Interactive Media & Services  —  6 .2%
Alphabet, Inc. , Class A ..................... 4,364,664 826,230,895
Alphabet, Inc. , Class C , NVS ................. 3,603,165 686,186,743
IAC, Inc.
(a)
.............................. 53,842 2,322,744
Match Group, Inc.
(a)
....................... 191,061 6,249,605
Meta Platforms, Inc. , Class A ................. 1,627,026 952,639,993
Pinterest, Inc. , Class A
(a)
.................... 446,912 12,960,448
TripAdvisor, Inc.
(a)
........................ 77,336 1,142,253
Trump Media & Technology Group Corp.
(a) (b)
....... 55,296 1,885,593
ZoomInfo Technologies, Inc.
(a) (b)
............... 229,774 2,414,925
2,492,033,199
a
IT Services  —  1 .3%
Accenture PLC , Class A .................... 465,921 163,906,349
Akamai Technologies, Inc.
(a) (b)
................. 111,116 10,628,245
Amdocs Ltd. ............................ 85,639 7,291,304
Cloudflare, Inc. , Class A
(a)
................... 222,151 23,921,220
Cognizant Technology Solutions Corp. , Class A ..... 368,315 28,323,423
DXC Technology Co.
(a)
..................... 131,463 2,626,631
EPAM Systems, Inc.
(a)
...................... 41,051 9,598,545
Gartner, Inc.
(a)
........................... 55,786 27,026,643
Globant SA
(a) (b)
.......................... 30,855 6,615,929
GoDaddy, Inc. , Class A
(a)
.................... 105,010 20,725,824
International Business Machines Corp. .......... 681,152 149,737,644
Kyndryl Holdings, Inc.
(a)
..................... 169,258 5,856,327
MongoDB, Inc. , Class A
(a)
................... 52,458 12,212,747
Okta, Inc. , Class A
(a)
....................... 118,642 9,348,990
Snowflake, Inc. , Class A
(a)
................... 234,029 36,136,418
Twilio, Inc. , Class A
(a)
...................... 113,530 12,270,322
VeriSign, Inc.
(a)
.......................... 62,612 12,958,180
539,184,741
a
Leisure Products  —  0 .0%
Brunswick Corp. ......................... 51,924 3,358,444
Hasbro, Inc. ............................ 103,084 5,763,427
Mattel, Inc.
(a)
............................ 250,677 4,444,503
Polaris, Inc. ............................. 37,399 2,154,930
YETI Holdings, Inc.
(a)
...................... 63,374 2,440,533
18,161,837
a
Life Sciences Tools & Services  —  1 .1%
10X Genomics, Inc. , Class A
(a) (b)
............... 79,144 1,136,508
Agilent Technologies, Inc. ................... 213,096 28,627,317
Avantor, Inc.
(a) (b)
.......................... 506,031 10,662,073
Azenta, Inc.
(a) (b)
.......................... 40,620 2,031,000
Bio-Rad Laboratories, Inc. , Class A
(a)
............ 14,275 4,689,480
Bio-Techne Corp. ......................... 113,275 8,159,198
Bruker Corp. ............................ 81,180 4,758,772
Charles River Laboratories International, Inc.
(a)
..... 37,948 7,005,201
Danaher Corp. .......................... 479,257 110,013,444
Fortrea Holdings, Inc.
(a) (b)
.................... 65,049 1,213,164
Illumina, Inc.
(a)
........................... 118,334 15,812,972
IQVIA Holdings, Inc.
(a)
...................... 133,444 26,223,080
Medpace Holdings, Inc.
(a)
................... 18,786 6,241,273
Mettler-Toledo International, Inc.
(a)
............. 15,624 19,118,776
QIAGEN N.V.
(a) (b)
......................... 163,677 7,288,537

iShares
®
Russell 1000 ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Life Sciences Tools & Services (continued)
Repligen Corp.
(a) (b)
........................ 41,635 $ 5,992,942
Revvity, Inc. ............................ 91,644 10,228,387
Sotera Health Co.
(a) (b)
...................... 111,368 1,523,514
Thermo Fisher Scientific, Inc. ................. 283,581 147,527,344
Waters Corp.
(a)
.......................... 43,796 16,247,440
West Pharmaceutical Services, Inc. ............ 53,703 17,590,955
452,091,377
a
Machinery  —  1 .7%
AGCO Corp. ............................ 47,218 4,413,939
Allison Transmission Holdings, Inc. ............. 64,662 6,987,376
Caterpillar, Inc. .......................... 363,092 131,715,254
CNH Industrial N.V. ....................... 645,908 7,318,138
Crane Co. .............................. 35,793 5,431,588
Cummins, Inc. ........................... 101,671 35,442,510
Deere & Co. ............................ 186,878 79,180,209
Donaldson Co., Inc. ....................... 89,524 6,029,441
Dover Corp. ............................ 101,462 19,034,271
Esab Corp. ............................. 42,012 5,038,919
Flowserve Corp. ......................... 98,336 5,656,287
Fortive Corp. ............................ 260,402 19,530,150
Gates Industrial Corp. PLC
(a)
................. 147,447 3,032,985
Graco, Inc. ............................. 122,403 10,317,349
IDEX Corp. ............................. 56,628 11,851,674
Illinois Tool Works, Inc. ..................... 217,279 55,093,263
Ingersoll Rand, Inc. ....................... 298,769 27,026,644
ITT, Inc. ............................... 61,149 8,736,969
Lincoln Electric Holdings, Inc. ................ 41,419 7,764,820
Middleby Corp. (The)
(a)
..................... 39,232 5,313,974
Nordson Corp. ........................... 42,298 8,850,433
Oshkosh Corp. .......................... 47,927 4,556,420
Otis Worldwide Corp. ...................... 299,046 27,694,650
PACCAR, Inc. ........................... 381,296 39,662,410
Parker-Hannifin Corp. ...................... 95,069 60,466,736
Pentair PLC ............................ 123,148 12,393,615
RBC Bearings, Inc.
(a)
...................... 20,834 6,232,283
Snap-on, Inc. ........................... 38,292 12,999,368
Stanley Black & Decker, Inc. ................. 114,892 9,224,679
Timken Co. (The) ......................... 49,279 3,517,042
Toro Co. (The) ........................... 76,900 6,159,690
Westinghouse Air Brake Technologies Corp. ....... 126,533 23,989,391
Xylem, Inc. ............................. 179,034 20,771,525
691,434,002
a
Marine Transportation  —  0 .0%
Kirby Corp.
(a)
............................ 43,321 4,583,362
a
Media  —  0 .6%
Charter Communications, Inc. , Class A
(a) (b)
........ 69,433 23,799,549
Comcast Corp. , Class A .................... 2,817,853 105,754,023
Fox Corp. , Class A , NVS .................... 169,562 8,237,322
Fox Corp. , Class B ........................ 98,246 4,493,772
Interpublic Group of Companies, Inc. (The) ....... 278,741 7,810,323
Liberty Broadband Corp. , Class A
(a)
............. 12,316 915,818
Liberty Broadband Corp. , Class C , NVS
(a)
........ 81,637 6,103,182
New York Times Co. (The) , Class A ............. 120,594 6,276,918
News Corp. , Class A , NVS .................. 283,119 7,797,097
News Corp. , Class B ...................... 85,715 2,608,308
Nexstar Media Group, Inc. ................... 23,986 3,789,068
Omnicom Group, Inc. ...................... 143,255 12,325,660
Paramount Global , Class A
(b)
................. 8,645 192,784
Paramount Global , Class B , NVS .............. 429,968 4,497,465
Sirius XM Holdings, Inc.
(b)
................... 159,277 3,631,515
Security Shares Value
a
Media (continued)
Trade Desk, Inc. (The) , Class A
(a)
.............. 331,392 $ 38,948,502
237,181,306
a
Metals & Mining  —  0 .4%
Alcoa Corp. ............................. 184,390 6,966,254
ATI, Inc.
(a)
.............................. 91,278 5,023,941
Cleveland-Cliffs, Inc.
(a)
..................... 368,387 3,462,838
Freeport-McMoRan, Inc. .................... 1,063,430 40,495,415
MP Materials Corp. , Class A
(a) (b)
............... 97,131 1,515,244
Newmont Corp. .......................... 854,454 31,802,778
Nucor Corp. ............................ 177,392 20,703,420
Reliance, Inc. ........................... 39,928 10,751,013
Royal Gold, Inc. .......................... 48,320 6,370,992
Southern Copper Corp. ..................... 64,679 5,894,197
Steel Dynamics, Inc. ....................... 109,975 12,544,848
United States Steel Corp. ................... 165,004 5,608,486
151,139,426
a
Mortgage REITs  —  0 .1%
AGNC Investment Corp. .................... 603,786 5,560,869
Annaly Capital Management, Inc. .............. 416,048 7,613,679
Rithm Capital Corp. ....................... 380,028 4,115,703
Starwood Property Trust, Inc. ................. 237,140 4,493,803
21,784,054
a
Multi-Utilities  —  0 .6%
Ameren Corp. ........................... 196,493 17,515,386
CenterPoint Energy, Inc. .................... 478,970 15,197,718
CMS Energy Corp. ........................ 221,712 14,777,105
Consolidated Edison, Inc. ................... 255,409 22,790,145
Dominion Energy, Inc. ...................... 621,743 33,487,078
DTE Energy Co. ......................... 153,635 18,551,426
NiSource, Inc. ........................... 346,662 12,743,295
Public Service Enterprise Group, Inc. ........... 370,140 31,273,129
Sempra ............................... 470,623 41,283,049
WEC Energy Group, Inc. .................... 234,416 22,044,481
229,662,812
a
Office REITs  —  0 .1%
BXP, Inc. .............................. 115,625 8,597,875
Cousins Properties, Inc. .................... 113,757 3,485,514
Highwoods Properties, Inc. .................. 80,262 2,454,412
Kilroy Realty Corp. ........................ 85,020 3,439,059
Vornado Realty Trust ...................... 131,744 5,538,518
23,515,378
a
Oil, Gas & Consumable Fuels  —  3 .0%
Antero Midstream Corp. .................... 250,362 3,777,962
Antero Resources Corp.
(a)
................... 213,425 7,480,546
APA Corp. ............................. 270,888 6,254,804
Cheniere Energy, Inc. ...................... 165,833 35,632,537
Chevron Corp. ........................... 1,279,311 185,295,405
Chord Energy Corp. ....................... 45,727 5,346,401
Civitas Resources, Inc. ..................... 73,926 3,390,986
ConocoPhillips .......................... 960,780 95,280,553
Coterra Energy, Inc. ....................... 548,968 14,020,643
Devon Energy Corp. ....................... 465,670 15,241,379
Diamondback Energy, Inc. ................... 140,161 22,962,577
DT Midstream, Inc. ........................ 71,235 7,082,896
EOG Resources, Inc. ...................... 425,574 52,166,861
EQT Corp. ............................. 436,165 20,111,568
Expand Energy Corp. ...................... 171,237 17,046,643
Exxon Mobil Corp. ........................ 3,332,475 358,474,336
Hess Corp. ............................. 207,353 27,580,022
HF Sinclair Corp. ......................... 119,219 4,178,626
Kinder Morgan, Inc. , Class P ................. 1,434,638 39,309,081

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Russell 1000 ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Oil, Gas & Consumable Fuels (continued)
Marathon Petroleum Corp. .................. 248,368 $ 34,647,336
Matador Resources Co. .................... 86,960 4,892,370
New Fortress Energy, Inc. , Class A ............. 47,784 722,494
Occidental Petroleum Corp. .................. 505,363 24,969,986
ONEOK, Inc. ............................ 432,934 43,466,574
Ovintiv, Inc. ............................. 192,017 7,776,688
Permian Resources Corp. , Class A ............. 486,304 6,993,051
Phillips 66 .............................. 306,400 34,908,152
Range Resources Corp. .................... 173,520 6,243,250
Targa Resources Corp. ..................... 162,614 29,026,599
Texas Pacific Land Corp. .................... 13,977 15,458,003
Valero Energy Corp. ....................... 237,428 29,106,298
Viper Energy, Inc. ........................ 75,266 3,693,303
Williams Companies, Inc. (The) ............... 900,707 48,746,263
1,211,284,193
a
Paper & Forest Products  —  0 .0%
Louisiana-Pacific Corp. ..................... 47,323 4,900,297
a
Passenger Airlines  —  0 .2%
Alaska Air Group, Inc.
(a)
..................... 94,212 6,100,227
American Airlines Group, Inc.
(a)
................ 489,150 8,525,885
Delta Air Lines, Inc. ....................... 475,406 28,762,063
Southwest Airlines Co. ..................... 443,936 14,925,128
United Airlines Holdings, Inc.
(a) (b)
............... 241,558 23,455,282
81,768,585
a
Personal Care Products  —  0 .1%
BellRing Brands, Inc.
(a)
..................... 96,402 7,262,927
Coty, Inc. , Class A
(a) (b)
...................... 287,190 1,998,843
elf Beauty, Inc.
(a)
......................... 39,137 4,913,650
Estee Lauder Companies, Inc. (The) , Class A ...... 171,388 12,850,672
Kenvue, Inc. ............................ 1,417,009 30,253,142
57,279,234
a
Pharmaceuticals  —  3 .0%
Bristol-Myers Squibb Co. .................... 1,506,483 85,206,678
Elanco Animal Health, Inc.
(a) (b)
................ 361,244 4,374,665
Eli Lilly & Co. ........................... 594,417 458,889,924
Intra-Cellular Therapies, Inc.
(a)
................ 76,140 6,359,213
Jazz Pharmaceuticals PLC
(a) (b)
................ 45,864 5,648,152
Johnson & Johnson ....................... 1,791,174 259,039,584
Merck & Co., Inc. ......................... 1,882,826 187,303,530
Organon & Co. .......................... 195,504 2,916,920
Perrigo Co. PLC ......................... 101,189 2,601,569
Pfizer, Inc. ............................. 4,209,836 111,686,949
Royalty Pharma PLC , Class A ................ 289,568 7,386,880
Viatris, Inc. ............................. 888,584 11,062,871
Zoetis, Inc. , Class A ....................... 338,720 55,187,649
1,197,664,584
a
Professional Services  —  0 .8%
Amentum Holdings, Inc.
(a)
................... 93,090 1,957,683
Automatic Data Processing, Inc. ............... 305,175 89,333,878
Booz Allen Hamilton Holding Corp. , Class A ....... 94,823 12,203,720
Broadridge Financial Solutions, Inc. ............ 86,412 19,536,889
CACI International, Inc. , Class A
(a)
............. 16,290 6,582,137
Clarivate PLC
(a) (b)
......................... 302,003 1,534,175
Concentrix Corp. ......................... 33,572 1,452,660
Dayforce, Inc.
(a) (b)
......................... 111,628 8,108,658
Dun & Bradstreet Holdings, Inc. ............... 224,048 2,791,638
Equifax, Inc. ............................ 90,911 23,168,668
FTI Consulting, Inc.
(a)
...................... 26,027 4,974,540
Genpact Ltd. ............................ 129,307 5,553,736
Jacobs Solutions, Inc. ...................... 93,090 12,438,686
KBR, Inc. .............................. 96,654 5,599,166
Security Shares Value
a
Professional Services (continued)
Leidos Holdings, Inc. ...................... 99,756 $ 14,370,849
ManpowerGroup, Inc. ...................... 34,941 2,016,795
Parsons Corp.
(a)
.......................... 33,833 3,121,094
Paychex, Inc. ........................... 238,013 33,374,183
Paycom Software, Inc. ..................... 38,211 7,832,109
Paycor HCM, Inc.
(a) (b)
...................... 51,652 959,178
Paylocity Holding Corp.
(a)
................... 32,496 6,481,977
Robert Half, Inc. ......................... 76,417 5,384,342
Science Applications International Corp. ......... 38,411 4,293,582
SS&C Technologies Holdings, Inc. ............. 159,006 12,049,475
TransUnion ............................. 143,264 13,282,005
Verisk Analytics, Inc. ....................... 104,986 28,916,294
327,318,117
a
Real Estate Management & Development  —  0 .2%
CBRE Group, Inc. , Class A
(a)
................. 226,147 29,690,840
CoStar Group, Inc.
(a)
....................... 299,749 21,459,031
Howard Hughes Holdings, Inc.
(a) (b)
.............. 24,386 1,875,771
Jones Lang LaSalle, Inc.
(a)
................... 35,492 8,984,445
Seaport Entertainment Group, Inc.
(a) (b)
........... 6,040 168,818
Zillow Group, Inc. , Class A
(a)
................. 34,792 2,465,013
Zillow Group, Inc. , Class C , NVS
(a) (b)
............ 117,966 8,735,382
73,379,300
a
Residential REITs  —  0 .3%
American Homes 4 Rent , Class A .............. 250,857 9,387,069
AvalonBay Communities, Inc. ................ 104,973 23,090,911
Camden Property Trust ..................... 77,406 8,982,192
Equity LifeStyle Properties, Inc. ............... 136,513 9,091,766
Equity Residential ........................ 280,302 20,114,472
Essex Property Trust, Inc. ................... 47,262 13,490,465
Invitation Homes, Inc. ...................... 450,249 14,394,461
Mid-America Apartment Communities, Inc. ........ 86,782 13,413,894
Sun Communities, Inc. ..................... 90,883 11,175,882
UDR, Inc. .............................. 244,157 10,598,855
133,739,967
a
Retail REITs  —  0 .3%
Agree Realty Corp. ....................... 79,323 5,588,305
Brixmor Property Group, Inc. ................. 218,648 6,087,160
Federal Realty Investment Trust ............... 60,650 6,789,768
Kimco Realty Corp. ....................... 488,901 11,454,951
NNN REIT, Inc. .......................... 137,307 5,608,991
Realty Income Corp. ....................... 647,873 34,602,897
Regency Centers Corp. .................... 137,010 10,129,149
Simon Property Group, Inc. .................. 239,476 41,240,162
121,501,383
a
Semiconductors & Semiconductor Equipment  —  10 .5%
Advanced Micro Devices, Inc.
(a)
............... 1,195,268 144,376,422
Allegro MicroSystems, Inc.
(a)
................. 91,315 1,996,146
Amkor Technology, Inc. ..................... 83,423 2,143,137
Analog Devices, Inc. ....................... 368,084 78,203,127
Applied Materials, Inc. ..................... 617,788 100,470,862
Astera Labs, Inc.
(a)
........................ 80,374 10,645,536
Broadcom, Inc. .......................... 3,376,415 782,788,054
Cirrus Logic, Inc.
(a)
........................ 40,070 3,990,171
Enphase Energy, Inc.
(a) (b)
.................... 97,499 6,696,231
Entegris, Inc. ............................ 111,104 11,005,962
First Solar, Inc.
(a) (b)
........................ 79,284 13,973,012
GlobalFoundries, Inc.
(a) (b)
.................... 74,802 3,209,754
Intel Corp. ............................. 3,156,628 63,290,391
KLA Corp. .............................. 99,813 62,894,168
Lam Research Corp. ...................... 954,398 68,936,167
Lattice Semiconductor Corp.
(a) (b)
............... 101,253 5,735,982

iShares
®
Russell 1000 ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Semiconductors & Semiconductor Equipment (continued)
MACOM Technology Solutions Holdings, Inc.
(a) (b)
.... 41,258 $ 5,359,827
Marvell Technology, Inc. .................... 636,838 70,338,757
Microchip Technology, Inc. ................... 392,487 22,509,129
Micron Technology, Inc. ..................... 818,899 68,918,540
MKS Instruments, Inc. ..................... 48,866 5,101,122
Monolithic Power Systems, Inc. ............... 34,764 20,569,859
NVIDIA Corp. ........................... 17,377,049 2,333,563,910
ON Semiconductor Corp.
(a) (b)
................. 317,133 19,995,236
Onto Innovation, Inc.
(a)
..................... 36,219 6,036,621
Qorvo, Inc.
(a)
............................ 71,260 4,983,212
QUALCOMM, Inc. ........................ 829,222 127,385,084
Skyworks Solutions, Inc. .................... 119,322 10,581,475
Teradyne, Inc. ........................... 116,121 14,621,956
Texas Instruments, Inc. ..................... 675,840 126,726,758
Universal Display Corp. .................... 34,400 5,029,280
Wolfspeed, Inc.
(a) (b)
........................ 90,786 604,635
4,202,680,523
a
Software  —  10 .5%
Adobe, Inc.
(a)
............................ 329,207 146,391,769
ANSYS, Inc.
(a)
........................... 64,715 21,830,311
Appfolio, Inc. , Class A
(a)
.................... 17,181 4,238,896
AppLovin Corp. , Class A
(a)
................... 194,730 63,059,416
Aspen Technology, Inc.
(a)
.................... 19,689 4,914,965
Atlassian Corp. , Class A
(a)
................... 118,124 28,749,019
Autodesk, Inc.
(a)
.......................... 160,064 47,310,116
Bentley Systems, Inc. , Class B ................ 103,666 4,841,202
BILL Holdings, Inc.
(a)
....................... 75,636 6,407,126
Cadence Design Systems, Inc.
(a)
.............. 202,793 60,931,185
CCC Intelligent Solutions Holdings, Inc.
(a) (b)
........ 329,851 3,869,152
Confluent, Inc. , Class A
(a)
................... 186,593 5,217,140
Crowdstrike Holdings, Inc. , Class A
(a)
............ 170,888 58,471,038
Datadog, Inc. , Class A
(a)
.................... 221,197 31,606,839
DocuSign, Inc.
(a)
......................... 151,592 13,634,184
Dolby Laboratories, Inc. , Class A .............. 42,419 3,312,924
DoubleVerify Holdings, Inc.
(a)
................. 101,825 1,956,058
Dropbox, Inc. , Class A
(a)
.................... 178,472 5,361,299
Dynatrace, Inc.
(a)
......................... 219,150 11,910,803
Elastic N.V.
(a)
............................ 64,622 6,402,748
Fair Isaac Corp.
(a)
......................... 17,570 34,980,640
Five9, Inc.
(a)
............................ 53,150 2,160,016
Fortinet, Inc.
(a)
........................... 467,258 44,146,536
Gen Digital, Inc. .......................... 402,701 11,025,953
Gitlab, Inc. , Class A
(a) (b)
..................... 87,666 4,939,979
Guidewire Software, Inc.
(a)
................... 61,211 10,318,950
HashiCorp, Inc. , Class A
(a)
................... 104,823 3,585,995
HubSpot, Inc.
(a) (b)
......................... 36,223 25,239,100
Informatica, Inc. , Class A
(a) (b)
................. 59,919 1,553,700
Intuit, Inc. .............................. 202,720 127,409,520
Manhattan Associates, Inc.
(a)
................. 45,323 12,248,088
Microsoft Corp. .......................... 5,522,307 2,327,652,400
MicroStrategy, Inc. , Class A
(a) (b)
................ 122,207 35,393,591
nCino, Inc.
(a) (b)
........................... 61,166 2,053,954
Nutanix, Inc. , Class A
(a) (b)
.................... 185,676 11,359,658
Oracle Corp. ............................ 1,166,312 194,354,232
Palantir Technologies, Inc. , Class A
(a)
........... 1,493,351 112,942,136
Palo Alto Networks, Inc.
(a)
................... 480,448 87,422,318
Pegasystems, Inc. ........................ 33,860 3,155,752
Procore Technologies, Inc.
(a) (b)
................ 77,903 5,837,272
PTC, Inc.
(a)
............................. 87,691 16,123,744
RingCentral, Inc. , Class A
(a)
.................. 63,452 2,221,455
Roper Technologies, Inc. .................... 79,231 41,188,235
Salesforce, Inc. .......................... 686,138 229,396,518
SentinelOne, Inc. , Class A
(a)
.................. 204,238 4,534,084
ServiceNow, Inc.
(a)
........................ 152,444 161,608,933
Security Shares Value
a
Software (continued)
Smartsheet, Inc. , Class A
(a)
.................. 99,768 $ 5,590,001
Synopsys, Inc.
(a)
......................... 113,079 54,884,023
Teradata Corp.
(a)
......................... 74,895 2,332,979
Tyler Technologies, Inc.
(a)
................... 31,428 18,122,642
UiPath, Inc. , Class A
(a)
..................... 329,916 4,193,232
Unity Software, Inc.
(a) (b)
..................... 217,397 4,884,911
Workday, Inc. , Class A
(a)
.................... 157,577 40,659,593
Zoom Communications, Inc. , Class A
(a)
.......... 196,016 15,996,866
Zscaler, Inc.
(a)
........................... 67,811 12,233,783
4,202,166,979
a
Specialized REITs  —  0 .9%
American Tower Corp. ..................... 345,346 63,339,910
Crown Castle, Inc. ........................ 322,986 29,314,209
CubeSmart ............................. 164,945 7,067,893
Digital Realty Trust, Inc. .................... 245,997 43,622,648
EPR Properties .......................... 54,247 2,402,057
Equinix, Inc. ............................ 71,589 67,500,552
Extra Space Storage, Inc. ................... 155,208 23,219,117
Gaming and Leisure Properties, Inc. ............ 191,623 9,228,564
Iron Mountain, Inc. ........................ 216,205 22,725,308
Lamar Advertising Co. , Class A ............... 65,361 7,957,048
National Storage Affiliates Trust ............... 50,638 1,919,687
Public Storage ........................... 117,168 35,084,786
Rayonier, Inc. ........................... 107,932 2,817,025
SBA Communications Corp. , Class A ............ 79,999 16,303,796
VICI Properties, Inc. ....................... 769,625 22,480,746
Weyerhaeuser Co. ........................ 537,597 15,133,356
370,116,702
a
Specialty Retail  —  2 .0%
Advance Auto Parts, Inc. .................... 44,644 2,111,215
AutoNation, Inc.
(a)
......................... 19,059 3,236,981
AutoZone, Inc.
(a)
......................... 12,628 40,434,856
Bath & Body Works, Inc. .................... 168,194 6,520,881
Best Buy Co., Inc. ........................ 159,497 13,684,843
Burlington Stores, Inc.
(a)
.................... 46,912 13,372,735
CarMax, Inc.
(a)
........................... 117,111 9,574,995
Carvana Co. , Class A
(a)
..................... 80,387 16,347,500
Dick's Sporting Goods, Inc. .................. 42,022 9,616,314
Five Below, Inc.
(a)
......................... 40,322 4,232,197
Floor & Decor Holdings, Inc. , Class A
(a) (b)
......... 78,044 7,780,987
GameStop Corp. , Class A
(a) (b)
................. 278,434 8,726,122
Gap, Inc. (The) .......................... 145,757 3,444,238
Home Depot, Inc. (The) .................... 736,485 286,485,300
Lithia Motors, Inc. ........................ 19,808 7,079,973
Lowe's Companies, Inc. .................... 424,073 104,661,216
Murphy USA, Inc. ........................ 13,920 6,984,360
O'Reilly Automotive, Inc.
(a)
................... 42,956 50,937,225
Penske Automotive Group, Inc. ............... 13,132 2,001,842
RH
(a)
................................. 10,759 4,234,635
Ross Stores, Inc. ......................... 243,464 36,828,799
TJX Companies, Inc. (The) .................. 841,314 101,639,144
Tractor Supply Co. ........................ 398,520 21,145,471
Ulta Beauty, Inc.
(a)
........................ 35,411 15,401,306
Valvoline, Inc.
(a)
.......................... 96,576 3,494,120
Wayfair, Inc. , Class A
(a) (b)
.................... 70,924 3,143,352
Williams-Sonoma, Inc. ..................... 94,338 17,469,511
800,590,118
a
Technology Hardware, Storage & Peripherals  —  6 .9%
Apple, Inc. ............................. 10,627,831 2,661,421,439
Dell Technologies, Inc. , Class C ............... 202,050 23,284,242
Hewlett Packard Enterprise Co. ............... 966,403 20,632,704
HP, Inc. ............................... 723,782 23,617,007

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Russell 1000 ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Technology Hardware, Storage & Peripherals (continued)
NetApp, Inc. ............................ 151,511 $ 17,587,397
Pure Storage, Inc. , Class A
(a)
................. 228,040 14,008,497
Super Micro Computer, Inc.
(a)
................. 366,723 11,177,717
Western Digital Corp.
(a)
..................... 256,460 15,292,710
2,787,021,713
a
Textiles, Apparel & Luxury Goods  —  0 .4%
Amer Sports, Inc.
(a)
........................ 43,207 1,208,068
Birkenstock Holding PLC
(a) (b)
................. 29,023 1,644,443
Capri Holdings Ltd.
(a)
...................... 84,532 1,780,244
Carter's, Inc. ............................ 27,459 1,488,003
Columbia Sportswear Co. ................... 25,769 2,162,792
Crocs, Inc.
(a) (b)
........................... 44,807 4,907,711
Deckers Outdoor Corp.
(a)
.................... 111,626 22,670,125
Lululemon Athletica, Inc.
(a)
................... 87,251 33,365,655
NIKE, Inc. , Class B ....................... 877,672 66,413,440
PVH Corp. ............................. 39,995 4,229,471
Ralph Lauren Corp. , Class A ................. 30,342 7,008,395
Skechers USA, Inc. , Class A
(a)
................ 96,272 6,473,330
Tapestry, Inc. ............................ 169,600 11,079,968
Under Armour, Inc. , Class A
(a)
................. 145,062 1,201,113
Under Armour, Inc. , Class C , NVS
(a)
............ 145,128 1,082,655
VF Corp.
(b)
............................. 261,920 5,620,803
172,336,216
a
Tobacco  —  0 .5%
Altria Group, Inc. ......................... 1,259,101 65,838,391
Philip Morris International, Inc. ................ 1,154,286 138,918,320
204,756,711
a
Trading Companies & Distributors  —  0 .4%
Air Lease Corp. , Class A .................... 76,321 3,679,436
Core & Main, Inc. , Class A
(a)
.................. 142,556 7,257,526
Fastenal Co. ............................ 423,875 30,480,851
Ferguson Enterprises, Inc. ................... 149,711 25,985,338
MSC Industrial Direct Co., Inc. , Class A .......... 34,941 2,609,743
SiteOne Landscape Supply, Inc.
(a)
.............. 33,785 4,451,850
United Rentals, Inc. ....................... 49,162 34,631,679
Security Shares Value
a
Trading Companies & Distributors (continued)
Watsco, Inc. ............................ 25,642 $ 12,151,487
WESCO International, Inc. ................... 32,538 5,888,077
WW Grainger, Inc. ........................ 32,201 33,941,464
161,077,451
a
Water Utilities  —  0 .1%
American Water Works Co., Inc. ............... 143,957 17,921,207
Essential Utilities, Inc. ...................... 187,047 6,793,547
24,714,754
a
Wireless Telecommunication Services  —  0 .2%
GCI Liberty, Inc. , Class A
(a) (d)
................. 70,458 —
T-Mobile U.S., Inc. ........................ 355,492 78,467,750
78,467,750
a
Total Long-Term Investments — 99.8%
(Cost: $ 33,191,881,564 ) .............................. 40,050,970,023
a
Short-Term Securities
Money Market Funds  —  0 .7%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.63%
(c) (e) (f)
...................... 240,532,118 240,652,384
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.44%
(c) (e)
............................ 68,036,736 68,036,736
a
Total Short-Term Securities — 0.7%
(Cost: $ 308,497,546 ) ................................ 308,689,120
Total Investments — 100.5%
(Cost: $ 33,500,379,110 ) .............................. 40,359,659,143
Liabilities in Excess of Other Assets — ( 0 .5 ) % ............... (216,128,464)
Net Assets — 100.0% ................................. $ 40,143,530,679
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/24
  Shares Held
at 12/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 143,393,796  $ 97,215,525
(a)
$ —  $ 9,290  $ 33,773  $ 240,652,384  240,532,118  $ 1,241,846
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 47,277,823  20,758,913
(a)
—  —  —  68,036,736  68,036,736  2,316,044  —
BlackRock, Inc. ... 91,044,209  30,520,655  (29,361,630) 10,999,796  8,962,456  112,165,486  109,418  1,628,823  —
$ 11,009,086  $ 8,996,229
$ 420,854,606
$ 5,186,713  $ —

iShares
®
Russell 1000 ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2024

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index .................................................................. 273 03/21/25 $ 81,023 $ (2,152,049)
E-Mini S&P MidCap 400 Index ............................................................ 21 03/21/25 6,608 (263,642)
$ (2,415,691)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 40,050,970,023  $ —  $ —  $ 40,050,970,023
Short-Term Securities
Money Market Funds ...................................... 308,689,120  —  —  308,689,120
$ 40,359,659,143  $ —  $ —  $ 40,359,659,143
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (2,415,691) $ —  $ —  $ (2,415,691)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust